Major Customers and Suppliers - Schedule of Revenue by Major Customers and Suppliers (Details)	6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	45.00%		31.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	17.00%		15.00%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	10.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage		[1]	12.00%
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage		[1]	11.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	34.00%		51.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	23.00%		8.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	11.00%		5.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	10.00%			[1]
Supplier Concentration Risk [Member] | Supplier E [Member] | Cost of revenue [Member]
Schedule of Revenue by Major Customers and Suppliers [Line Items]
Concentration risk percentage	6.00%			[1]

[1]	Less than 5%